AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.7%
Consumer Staples - 17.6%
Beverages - 5.6%
Budweiser Brewing Co. APAC Ltd. (a)(b)	398,700	$1,429,434
Treasury Wine Estates Ltd. (c)	207,238	2,601,222

		4,030,656

Food Products - 5.9%
Calbee, Inc.	52,600	1,640,757
Nestle SA	24,446	2,651,278

		4,292,035

Household Products - 3.0%
Reckitt Benckiser Group PLC	27,360	2,136,252

Personal Products - 3.1%
Kose Corp. (c)	13,200	2,241,215

		12,700,158

Information Technology - 17.4%
Electronic Equipment, Instruments & Components - 6.7%
Keyence Corp.	3,300	2,054,103
Murata Manufacturing Co., Ltd.	57,600	2,791,730

		4,845,833

IT Services - 4.0%
Capgemini SE	24,336	2,865,592

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	10,263	2,545,362

Software - 3.2%
Temenos AG (b)	13,741	2,300,930

		12,557,717

Industrials - 15.3%
Building Products - 2.1%
Assa Abloy AB-Class B	67,679	1,504,582

Electrical Equipment - 3.0%
Nidec Corp. (c)	15,800	2,139,659

Machinery - 2.1%
KION Group AG	28,536	1,500,680

Professional Services - 5.9%
Recruit Holdings Co., Ltd. (c)	71,600	2,187,630
RELX PLC	87,709	2,085,447

		4,273,077

Trading Companies & Distributors - 2.2%
Ashtead Group PLC	58,055	1,614,480

		11,032,478

Consumer Discretionary - 12.0%
Diversified Consumer Services - 2.0%
TAL Education Group (ADR) (b)	42,769	1,464,411

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 2.3%
Compass Group PLC	64,167	$1,651,190

Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	11,361	1,899,900

Multiline Retail - 2.4%
B&M European Value Retail SA	366,164	1,707,309

Textiles, Apparel & Luxury Goods - 2.7%
LVMH Moet Hennessy Louis Vuitton SE	4,826	1,914,762

		8,637,572

Health Care - 11.6%
Biotechnology - 3.0%
Genmab A/S (b)	10,567	2,147,041

Health Care Providers & Services - 2.6%
NMC Health PLC (c)	55,316	1,843,634

Life Sciences Tools & Services - 6.0%
Eurofins Scientific SE (c)	4,598	2,138,246
Lonza Group AG (b)	6,571	2,223,697

		4,361,943

		8,352,618

Financials - 10.1%
Banks - 3.5%
HDFC Bank Ltd. (ADR)	43,710	2,493,656

Capital Markets - 3.5%
Partners Group Holding AG	3,312	2,543,471

Insurance - 3.1%
Prudential PLC	124,928	2,263,848

		7,300,975

Communication Services - 7.2%
Diversified Telecommunication Services - 4.8%
Cellnex Telecom SA (a)(b)	83,435	3,446,161

Interactive Media & Services - 2.4%
Tencent Holdings Ltd.	42,700	1,786,051

		5,232,212

Materials - 3.5%
Chemicals - 3.5%
Sika AG	17,079	2,498,858

Total Common Stocks (cost $61,320,402)		68,312,588

SHORT-TERM INVESTMENTS - 6.3%
Investment Companies - 6.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $4,518,041)	4,518,041	4,518,041

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 101.0% (cost $65,838,443)		$72,830,629

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $2,096,550)	2,096,550	2,096,550

Total Investments - 103.9% (cost $67,934,993) (g)		74,927,179
Other assets less liabilities - (3.9)%		(2,842,400)

Net Assets - 100.0%		$72,084,779

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	233	CNY	1,651	10/17/19	$(795)
Bank of America, NA	USD	186	INR	13,411	10/24/19	3,270
Bank of America, NA	USD	269	INR	18,754	10/24/19	(4,429)
Bank of America, NA	USD	2,253	AUD	3,278	12/16/19	(35,330)
Barclays Bank PLC	CNY	4,571	USD	659	10/17/19	15,135
Barclays Bank PLC	USD	457	CNY	3,236	10/17/19	(1,473)
Barclays Bank PLC	INR	12,843	USD	180	10/24/19	(936)
Barclays Bank PLC	CHF	4,644	USD	4,727	12/16/19	43,637
Barclays Bank PLC	GBP	630	USD	765	12/16/19	(12,252)
Barclays Bank PLC	USD	899	GBP	728	12/16/19	(1,386)
Barclays Bank PLC	USD	664	JPY	69,646	12/16/19	(16,594)
Citibank, NA	INR	126,076	USD	1,817	10/24/19	37,357
Citibank, NA	EUR	1,248	USD	1,372	12/16/19	3,975
Citibank, NA	USD	1,089	EUR	986	12/16/19	(8,590)
HSBC Bank USA	CNY	14,953	USD	2,175	10/17/19	70,035
Natwest Markets PLC	USD	370	INR	26,335	10/24/19	1,260
Natwest Markets PLC	USD	2,473	JPY	263,632	12/16/19	(21,810)
State Street Bank & Trust Co.	CHF	376	USD	386	12/16/19	6,601
State Street Bank & Trust Co.	EUR	2,118	USD	2,341	12/16/19	19,184
State Street Bank & Trust Co.	GBP	1,029	USD	1,275	12/16/19	5,529
State Street Bank & Trust Co.	GBP	593	USD	726	12/16/19	(5,500)
State Street Bank & Trust Co.	JPY	76,132	USD	708	12/16/19	534
State Street Bank & Trust Co.	USD	351	AUD	515	12/16/19	(2,580)
State Street Bank & Trust Co.	USD	475	CHF	468	12/16/19	(3,051)
State Street Bank & Trust Co.	USD	3,324	EUR	2,987	12/16/19	(49,474)
State Street Bank & Trust Co.	USD	288	GBP	231	12/16/19	(2,897)
State Street Bank & Trust Co.	USD	2,390	JPY	252,951	12/16/19	(38,616)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	3,793	EUR	3,410	12/16/19	$(54,822)

						$(54,018)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $4,875,595 or 6.8% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,495,174 and gross unrealized depreciation of investments was $(1,557,006), resulting in net unrealized appreciation of $6,938,168.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

September 30, 2019 (unaudited)

17.9%	Japan
16.8%	Switzerland
15.7%	United Kingdom
9.5%	France
9.0%	China
4.7%	Spain
3.6%	Australia
3.5%	Netherlands
3.4%	India
3.0%	Denmark
2.5%	United Arab Emirates
2.1%	Sweden
2.1%	Germany
6.2%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Staples	$1,429,434		$11,270,724		$	– 0	–	$12,700,158
Information Technology	– 0	–	12,557,717			– 0	–	12,557,717
Industrials	– 0	–	11,032,478			– 0	–	11,032,478
Consumer Discretionary	3,364,311		5,273,261			– 0	–	8,637,572
Health Care	– 0	–	8,352,618			– 0	–	8,352,618
Financials	2,493,656		4,807,319			– 0	–	7,300,975
Communication Services	– 0	–	5,232,212			– 0	–	5,232,212
Materials	– 0	–	2,498,858			– 0	–	2,498,858
Short-Term Investments	4,518,041		– 0	–		– 0	–	4,518,041
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,096,550		– 0	–		– 0	–	2,096,550

Total Investments in Securities	13,901,992		61,025,187	(a)		– 0	–	74,927,179
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	206,517			– 0	–	206,517
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(260,535)			– 0	–	(260,535)

Total	$13,901,992		$60,971,169		$	– 0	–	$74,873,161

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,863	$7,549	$7,894	$4,518	$20
Government Money Market Portfolio*	1,857	14,983	14,743	2,097	15

Total	$6,720	$22,532	$22,637	$6,615	$35

*	Investments of cash collateral for securities lending transactions